Cover	Oct. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity File Number	001-41245
Entity Registrant Name	CDT Equity Inc.
Entity Central Index Key	0001896212
Entity Tax Identification Number	87-3272543
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4851 Tamiami Trail North
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
City Area Code	(646)
Local Phone Number	491-9132
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CDT
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	CDTTW
Security Exchange Name	NASDAQ